Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 101.3%
Security	Shares	Value
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.(1)	22,210	$ 4,429,562
		$ 4,429,562
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(1)	47,384	$ 5,103,731
		$ 5,103,731
Automobiles — 2.4%
General Motors Co.(1)(2)	167,815	$ 7,340,228
Tesla, Inc.(1)(2)	7,309	7,876,179
		$ 15,216,407
Banks — 5.9%
Bank of America Corp.(1)	200,452	$ 8,262,631
JPMorgan Chase & Co.(1)	72,332	9,860,298
M&T Bank Corp.(1)	49,878	8,454,321
Wells Fargo & Co.(1)	216,273	10,480,590
		$ 37,057,840
Beverages — 1.7%
PepsiCo, Inc.(1)	62,758	$ 10,504,434
		$ 10,504,434
Building Products — 1.1%
Johnson Controls International PLC(1)	107,874	$ 7,073,298
		$ 7,073,298
Capital Markets — 3.4%
Charles Schwab Corp. (The)(1)	117,391	$ 9,897,235
Goldman Sachs Group, Inc. (The)(1)	21,310	7,034,431
Intercontinental Exchange, Inc.(1)	33,257	4,393,915
		$ 21,325,581
Chemicals — 1.4%
FMC Corp.(1)	66,591	$ 8,761,378
		$ 8,761,378
Commercial Services & Supplies — 0.7%
Waste Management, Inc.(1)	26,826	$ 4,251,921
		$ 4,251,921
Security	Shares	Value
Containers & Packaging — 1.0%
Packaging Corp. of America(1)	39,131	$ 6,108,741
		$ 6,108,741
Electric Utilities — 1.6%
NextEra Energy, Inc.(1)	123,584	$ 10,468,801
		$ 10,468,801
Electrical Equipment — 2.0%
AMETEK, Inc.(1)	39,829	$ 5,304,426
Eaton Corp. PLC(1)	47,240	7,169,143
		$ 12,473,569
Entertainment — 1.4%
Walt Disney Co. (The)(1)(2)	63,340	$ 8,687,714
		$ 8,687,714
Equity Real Estate Investment Trusts (REITs) — 3.2%
EastGroup Properties, Inc.(1)	40,847	$ 8,303,378
Healthpeak Properties, Inc.(1)	142,219	4,882,378
Mid-America Apartment Communities, Inc.(1)	32,737	6,856,765
		$ 20,042,521
Food Products — 1.2%
Mondelez International, Inc., Class A(1)	119,604	$ 7,508,739
		$ 7,508,739
Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.(1)	42,108	$ 5,385,613
		$ 5,385,613
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.(1)	26,179	$ 13,350,505
		$ 13,350,505
Hotels, Restaurants & Leisure — 2.2%
Hilton Worldwide Holdings, Inc.(1)(2)	47,186	$ 7,160,004
Starbucks Corp.(1)	72,187	6,566,851
		$ 13,726,855
Household Products — 2.0%
Procter & Gamble Co. (The)(1)	81,495	$ 12,452,436
		$ 12,452,436
Insurance — 1.7%
American International Group, Inc.(1)	121,590	$ 7,632,204

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd.(1)(2)	69,731	$ 3,376,375
		$ 11,008,579
Interactive Media & Services — 5.6%
Alphabet, Inc., Class C(1)(2)	12,682	$ 35,420,699
		$ 35,420,699
Internet & Direct Marketing Retail — 5.6%
Amazon.com, Inc.(1)(2)	10,800	$ 35,207,460
		$ 35,207,460
IT Services — 5.7%
Accenture PLC, Class A(1)	40,188	$ 13,552,599
Amadeus IT Group S.A.(2)	92,130	5,990,111
Automatic Data Processing, Inc.(1)	21,822	4,965,378
Mastercard, Inc., Class A(1)	31,579	11,285,703
		$ 35,793,791
Life Sciences Tools & Services — 3.7%
Danaher Corp.(1)	37,504	$ 11,001,048
Thermo Fisher Scientific, Inc.(1)	12,328	7,281,533
Waters Corp.(1)(2)	15,835	4,915,026
		$ 23,197,607
Machinery — 0.8%
Caterpillar, Inc.(1)	23,110	$ 5,149,370
		$ 5,149,370
Media — 0.5%
Fox Corp., Class A(1)	79,905	$ 3,152,252
		$ 3,152,252
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.(1)	84,606	$ 13,776,395
ConocoPhillips(1)	68,131	6,813,100
EOG Resources, Inc.(1)	48,992	5,841,316
Pioneer Natural Resources Co.(1)	17,027	4,257,261
		$ 30,688,072
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A(1)	15,423	$ 4,199,991
		$ 4,199,991
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.(1)	125,266	$ 9,148,176
Security	Shares	Value
Pharmaceuticals (continued)
Eli Lilly & Co.(1)	53,224	$ 15,241,757
Pfizer, Inc.(1)	221,553	11,469,799
Zoetis, Inc.(1)	32,436	6,117,105
		$ 41,976,837
Road & Rail — 2.4%
CSX Corp.(1)	310,278	$ 11,619,911
Uber Technologies, Inc.(1)(2)	96,101	3,428,884
		$ 15,048,795
Semiconductors & Semiconductor Equipment — 6.3%
Micron Technology, Inc.(1)	87,780	$ 6,837,184
NVIDIA Corp.(1)	33,843	9,234,401
QUALCOMM, Inc.(1)	71,677	10,953,679
Texas Instruments, Inc.(1)	68,531	12,574,068
		$ 39,599,332
Software — 9.5%
Intuit, Inc.(1)	18,518	$ 8,904,195
Microsoft Corp.(1)	164,764	50,798,389
		$ 59,702,584
Specialty Retail — 0.8%
Lowe's Cos., Inc.(1)	25,440	$ 5,143,714
		$ 5,143,714
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc.(1)	283,431	$ 49,489,887
		$ 49,489,887
Textiles, Apparel & Luxury Goods — 2.5%
Capri Holdings, Ltd.(1)(2)	124,984	$ 6,422,928
NIKE, Inc., Class B(1)	71,916	9,677,017
		$ 16,099,945
Tobacco — 0.6%
Philip Morris International, Inc.(1)	43,049	$ 4,044,023
		$ 4,044,023
Total Common Stocks (identified cost $408,756,720)		$638,852,584

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(3)	2,953,478	$ 2,953,183
Total Short-Term Investments (identified cost $2,952,887)		$ 2,953,183
Total Purchased Put Options—0.2% (identified cost $5,333,847)		$ 1,298,960
Total Investments — 102.0% (identified cost $417,043,454)		$643,104,727
Total Written Call Options — (1.8)% (premiums received $5,980,267)		$(11,646,285)
Other Assets, Less Liabilities — (0.2)%		$ (836,276)
Net Assets — 100.0%		$630,622,166
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	115	$52,099,715	$3,960	4/1/22	$ 575
S&P 500 Index	115	52,099,715	3,950	4/4/22	1,725
S&P 500 Index	112	50,740,592	3,950	4/6/22	5,320
S&P 500 Index	114	51,646,674	3,950	4/8/22	12,255
S&P 500 Index	114	51,646,674	3,925	4/11/22	16,815
S&P 500 Index	112	50,740,592	4,050	4/13/22	33,880
S&P 500 Index	113	51,193,633	4,140	4/14/22	55,370
S&P 500 Index	112	50,740,592	4,190	4/18/22	85,120
S&P 500 Index	112	50,740,592	4,225	4/20/22	132,160
S&P 500 Index	110	49,834,510	4,300	4/22/22	240,900
S&P 500 Index	111	50,287,551	4,420	4/25/22	439,560
S&P 500 Index	111	50,287,551	4,360	4/27/22	275,280
Total					$1,298,960

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (1.8)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	115	$52,099,715	$4,460	4/1/22	$ (948,750)
S&P 500 Index	115	52,099,715	4,430	4/4/22	(1,318,475)
S&P 500 Index	112	50,740,592	4,400	4/6/22	(1,633,520)
S&P 500 Index	114	51,646,674	4,405	4/8/22	(1,662,690)
S&P 500 Index	114	51,646,674	4,375	4/11/22	(2,008,680)
S&P 500 Index	112	50,740,592	4,450	4/13/22	(1,334,480)
S&P 500 Index	113	51,193,633	4,525	4/14/22	(797,780)
S&P 500 Index	112	50,740,592	4,560	4/18/22	(612,640)
S&P 500 Index	112	50,740,592	4,600	4/20/22	(453,040)
S&P 500 Index	110	49,834,510	4,640	4/22/22	(317,900)
S&P 500 Index	111	50,287,551	4,700	4/25/22	(163,725)
S&P 500 Index	111	50,287,551	4,690	4/27/22	(394,605)
Total					$(11,646,285)
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $2,953,183, which represents 0.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Affiliated Fund
Eaton Vance Cash Reserves Fund, LLC	$4,018,093	$41,345,289	$(42,409,789)	$(706)	$296	$2,953,183	$1,008	2,953,478
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 47,260,665	$ —	$ —	$ 47,260,665
Consumer Discretionary	85,394,381	—	—	85,394,381
Consumer Staples	38,709,623	—	—	38,709,623
Energy	30,688,072	—	—	30,688,072
Financials	69,392,000	—	—	69,392,000
Health Care	83,910,562	—	—	83,910,562
Industrials	53,530,246	—	—	53,530,246
Information Technology	178,595,483	5,990,111	—	184,585,594
Materials	14,870,119	—	—	14,870,119
Real Estate	20,042,521	—	—	20,042,521
Utilities	10,468,801	—	—	10,468,801
Total Common Stocks	$632,862,473	$5,990,111*	$ —	$638,852,584
Short-Term Investments	$ —	$2,953,183	$ —	$ 2,953,183
Purchased Put Options	1,298,960	—	—	1,298,960
Total Investments	$634,161,433	$8,943,294	$ —	$643,104,727
Liability Description
Written Call Options	$(11,646,285)	$ —	$ —	$(11,646,285)
Total	$(11,646,285)	$ —	$ —	$(11,646,285)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.